Commitments and Contingencies - Schedule of Future Annual Commitments Related to Minimum Quantities of Purchased Water Having Non-Cancelable Terms (Details) $ in Millions	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 83
2027	77
2028	78
2029	79
2030	55
Thereafter	$ 968